Significant Accounting Policies - Reconciliation of Lease Assets (Details) $ in Thousands	Jan. 01, 2019 CAD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value of lease assets recognized at December 31, 2018	$ 227
IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Discounted using the implicit rate at January 1, 2019	212
Add: Lease assets recognized at January 1, 2019	1,121
Lease assets recognized at January 1, 2019	$ 1,333